B8 Trade payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other current payables [abstract]
Summary of Trade Payables

	2024	2023
Trade payables to associates	413	434
Trade payables excluding associates	29,760	27,334
Total	30,173	27,768

Summary of Trade Payables Invoices Included in the Supplier Payment Program
Of the trade payables, invoices included in the supplier payment program (SPP) are as follows:

2024
Opening balance	8,255
New invoices	24,984
Payments to bank	–25,615
Translation difference	586
Closing balance 1)	8,210

1) Of which suppliers already received payments from bank at year end	6,398

Summary of Range of Payment Due Dates	Range of payment due dates for year end invoices

2024
Trade payables in SPP	76 to 180 days
Trade payables not in SPP	0 to 180 days